Suppliers and contractors (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of amount due to suppliers

	Notes	December 31, 2023	December 31, 2022
Third parties – Brazil		3,461	2,691
Third parties – Abroad		1,653	1,599
Related parties	31	158	171
Total		5,272	4,461